STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 03, 2022	Oct. 12, 2021	Jan. 07, 2021	Sep. 16, 2021	May 26, 2021	Mar. 27, 2021	Mar. 31, 2022	Dec. 31, 2021	Feb. 15, 2022	Feb. 01, 2022	Jan. 06, 2022	Dec. 10, 2021	Nov. 24, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Oct. 07, 2021	Aug. 21, 2021	Jul. 14, 2021	Jul. 01, 2021	Jun. 30, 2021	Jun. 24, 2021	Jun. 18, 2021	May 18, 2021	Apr. 30, 2021	Apr. 02, 2021	Mar. 31, 2021	Feb. 08, 2021	Jan. 26, 2021	Jan. 22, 2021	Jan. 19, 2021	Dec. 31, 2020
Common stock, Shares outstanding							69,771,239	58,785,924
Common stock, Shares issued							69,771,239	58,785,924																									33,075,711
Common stock, Par value							$ 0.0001	$ 0.0001																									$ 0.0001
Shares Issued												1,612,593		1,788,874	1,475,000	809,110	655,936		1,854,050	4,225,000			1,375,000		362,987		1,744,343
Common stock, Shares authorized							5,000,000,000	5,000,000,000																									5,000,000,000
Common stock, Shares outstanding							69,771,239	58,785,924																									33,075,711
Common stock, Par value							$ 0.0001	$ 0.0001																									$ 0.0001
Common stock, Shares authorized							5,000,000,000	5,000,000,000																									5,000,000,000
Common stock issued for service, shares			66,667		66,667
Common stock, price per share			$ 0.27		$ 0.538
Common stock issued for service, amount			$ 18,000		$ 35,866
Preferred shares issued, amount																							$ 2,750,000
GHS Investments
Shares Issued											2,852,925															2,000		2,000			250	510
Former Officer
Shares Issued													350,000					2,427,700			87,776	292,875
GHS [Member]
Equity Financing Agreement, description								The purchase price of the shares of Common Stock contained in a Put will be 90% of the lowest daily volume weighted average price (VWAP) of the Company’s Common Stock during the five consecutive trading days preceding the receipt by GHS of the applicable Put notice. Such sales of Common Stock by the Company, if any, may occur from time to time, at the Company’s option, during the Contract Period. Subject to the satisfaction of certain conditions set forth in the Equity Financing Agreement, on each Put the Company will deliver an amount of Shares equaling one hundred and twelve percent (112%) of the dollar amount of each Put. The maximum dollar amount of each Put will not exceed two hundred percent (200%) of the average daily trading dollar volume for the Company’s Common Stock during the ten (10) trading days preceding the Trading day that GHS receives a Put. No Put will be made in an amount equaling less than ten thousand dollars ($10,000) or greater than three million dollars ($3,000,000). Puts are further limited to GHS owning no more than 4.99% of the outstanding stock of the Company at any given time. The Equity Financing Agreement and the Registration Rights Agreement contain customary representations, obligations, rights, warranties, agreements and conditions of the parties. The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of Ten Million Dollars ($10,000,000) in the Common Stock of the Company pursuant to the Equity Financing Agreement; on the date that is twelve (12) calendar months from the date the Equity Financing Agreement was executed.
convertible Debt Settlement Agreement
Shares Issued																														1,733,333
Consultant [Member]
Common stock issued for service, shares				10,000,000
Box Pure Air
Shares Issued						168,350			3,000,000	2,012,390
Purchase consideration of common stock						$ 500,000
Ownership percentage						51.00%
Class D convertible preferred stock [Member]
Preferred shares issued, shares							2,000	2,000																									0
Preferred stock, Shares outstanding							2,000	2,000																									0
Preferred stock, Shares authorized							2,000	2,000																									0
Preferred stock, Par value							$ 0.0001	$ 0.0001																									$ 0.0001
Stated Value share of Preferred Stock								$ 1.73
Description of material rights								If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated shares							2,000
Undesignated and unissued shares							39,995,000
Description of subsequent financing								Subsequent Financing on a $1.00 for $1.00 basis
Class A Convertible Preferred Stock [Member]
Shares Issued													14,000					97,108											333,333
Conversion of preferred shares, shares											114,117
Conversion of converted common stock							1,405,972,450	1,408,825,375
Preferred shares issued, shares							56,238,898	56,353,015																									60,000,000
Preferred stock, Shares outstanding							56,238,898	56,353,015																									60,000,000
Preferred stock, Shares authorized							100,000,000	100,000,000																									60,000,000
Preferred stock, Par value							$ 0.0001	$ 0.0001																									$ 0.0001
Class A Preferred Stock [Member] | Two Directors [Member]
Preferred shares issued, shares																							2,461,715
Class C Preferred Stock
Preferred shares issued, shares							760	760
Preferred stock, Shares outstanding								760
Description of material rights								If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated shares								1,500
Description of beneficial ownership limitations							Each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (i) (a) $1.22 ; and (b) where applicable, a fixed price equaling ninety percent (90%) of the average daily VWAP for the five (5) trading days following a reverse split
Class B Preferred Stock [Member]
Shares Issued		75																						1,868,853
Conversion of converted common stock	1,620,000	661,765
Preferred shares issued, shares							48	48																									408
Preferred stock, Shares outstanding								48																									408
Preferred stock, Shares authorized							1,500	1,500																									1,500
Preferred stock, Par value							$ 0.0001	$ 0.0001
Stated Value share of Preferred Stock								$ 0.183
Accrued Interest Lesser								18.00%
Description of material rights								If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Stated value of preferred stock						$ 1,200
Undesignated shares								39,995,000
Unissued shares								39,995,000